Income Taxes (Details) - Schedule of significant components of deferred taxes liability - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax liabilities:
Acquired intangible assets	¥ 362	¥ 1,543